6. Property and Equipment (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 4,511	$ 8,687	$ 40,919	$ 26,771